Interest-bearing loans and borrowings - short term - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Bottom of Range | Working capital term loan (secured)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.45%	6.75%
Borrowings repayment term	30 days
Bottom of Range | Acceptances (secured)
Disclosure of detailed information about borrowings [line items]
Acceptances Discount rates	7.00	6.95
Acceptences Maturity Term	3 months
Bottom of Range | Buyer's / supplier's credit (secured)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.35%	3.90%
Top of Range | Working capital term loan (secured)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	11.15%	10.75%
Borrowings repayment term	365 days
Top of Range | Acceptances (secured)
Disclosure of detailed information about borrowings [line items]
Acceptances Discount rates	9.94	11.52
Acceptences Maturity Term	12 months
Top of Range | Buyer's / supplier's credit (secured)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.94%	6.08%